Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	$ 10,319	$ 12,465	$ 21,593	$ 28,989	$ 38,624	$ 39,781	$ 33,679
Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	(16,863)	(14,067)	(2,026)	8,233		14,653	9,329
Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity	$ 18,207	$ 17,592	$ 14,014	$ 10,937		0	0
Cumulative effect of change in accounting principle
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity						(1,157)	$ (246)
Cumulative effect of change in accounting principle | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity						$ (2,349)
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Accumulated Other Comprehensive Income (Loss)
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity					2,300
ASU 2018-12 | Cumulative effect of change in accounting principle | Minimum | Retained Earnings
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity					$ 1,200
Building
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	40 years
Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years
Office Equipment
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	5 years
Capitalized Software Costs
Summary of Significant Accounting Policies [Line Items]
Useful life (in years)	10 years